Note 11 - Earn-Out and Warrant Liabilities (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 26, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2021
Number of Shares Exchangeable at $12.50 (in shares)	1,000,000
Number of Shares Exchangeable at $15.00 (in shares)	1,000,000
Number of Shares Exchangeable at $17.50 (in shares)	1,000,000
Business Combination, Contingent Consideration, Liability, Total		$ 6,900		$ 6,600	$ 10,000	$ 29,600
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		100		4,300	20,300
Class of Warrant or Right, Outstanding (in shares)	17,905,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 11.50
Private Placement Warrant [Member]
Class of Warrant or Right, Outstanding (in shares)						405,000
Warrants and Rights Outstanding, Term (Year)						5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)						$ 11.50
Warrants and Rights Outstanding		200		200	500	$ 1,400
Fair Value Adjustment of Warrants		$ 0	$ 100	$ 200	$ 900